Borrowings (Details) - Schedule of borrowings under the various debt facilities - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021
Borrowings (Details) - Schedule of borrowings under the various debt facilities [Line Items]
Non-current borrowings	$ 82,896	$ 134,083
Sunoma Loan [Member]
Borrowings (Details) - Schedule of borrowings under the various debt facilities [Line Items]
Long-term debt, gross	23,000	17,524
Less: unamortized debt issuance costs	(920)	(569)
Less: current portion		(756)
Non-current borrowings	22,080	16,199
Convertible Notes Payable [Member]
Borrowings (Details) - Schedule of borrowings under the various debt facilities [Line Items]
Long-term debt, gross	27,964	58,710
Less: current portion	(27,964)
Non-current borrowings		58,710
Municipality Loan [Member]
Borrowings (Details) - Schedule of borrowings under the various debt facilities [Line Items]
Long-term debt, gross	121	278
Less: current portion	(121)	(194)
Non-current borrowings		84
Opal Term Loan [Member] | Secured Debt [Member]
Borrowings (Details) - Schedule of borrowings under the various debt facilities [Line Items]
Long-term debt, gross	91,223	75,000
Less: unamortized debt issuance costs	(1,975)	(2,485)
Less: current portion	(28,432)	(13,425)
Non-current borrowings	60,816	59,090
Secured Debt [Member] | Senior Secured Credit Facility - Term Loan [Member] | Senior Secured Credit Facility [Member]
Borrowings (Details) - Schedule of borrowings under the various debt facilities [Line Items]
Long-term debt, gross	70,179	73,869
Less: unamortized debt issuance costs		(724)
Less: current portion	(70,179)	(73,145)
Non-current borrowings
Letter of Credit [Member] | Senior Secured Credit Facility - Working Capital Facility [Member] | Senior Secured Credit Facility [Member]
Borrowings (Details) - Schedule of borrowings under the various debt facilities [Line Items]
Long-term debt, gross	7,500	7,500
Less: current portion	(7,500)	(7,500)
Non-current borrowings